As filed with the Securities and Exchange Commission on September 26, 2000.

                               File Nos. 333-72017

                                    811-09227

                       Securities And Exchange Commission

                             Washington. D.C. 20549

                                    FORM N-4

           Registration Statement under the Securities Act of 1933 [X]

                         Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 6

                                     and/or

       Registration Statement under the Investment Company Act of 1940 [X]
                                Amendment No. 13

               Allstate Life Insurance Company Separate Account A
                           (Exact Name of Registrant)

                         Allstate Life Insurance Company
                               (Name of Depositor)

                         Allstate Life Insurance Company
                                3100 Sanders Road
                           Northbrook, Illinois 60062
                   (Address of Depositor's Principal Offices)

                                  847/402-2400
               (Depositor's Telephone Number, Including Area Code)

                               Michael J. Velotta
              Senior Vice President, Secretary And General Counsel
                         Allstate Life Insurance Company
                                3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   Copies to:

    Richard T. Choi, Esquire                Terry R. Young, Esquire
 Freedman, Levy, Kroll & Simonds          Allstate Distributors, L.L.C.
  1050 Connecticut Avenue, N.W.,            3100 Sanders Road, J5B
          Suite 825                          Northbrook, Il 60062
  Washington, D.C. 20036-5366


            Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on October 2, 2000 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to  paragraph  (a)(1) of Rule 485
/ / on (date)  pursuant to  paragraph (a)(i) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Allstate Life Insurance Company Separate Account A under deferred variable annuity contracts.

                                Explanatory Note


Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding two new variable sub-accounts that will be available under the Putnam Allstate Advisor and Putnam Allstate Advisor Apex deferred variable annuity contracts described in the registration statement and to make certain changes to the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                         Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

              Supplement, dated October 2, 2000, to the Prospectus
         dated April 28, 2000, as supplemented on July 17, 2000,for the
                    Putnam Allstate Advisor Variable Annuity



This supplement amends the April 28 prospectus for the Putnam Allstate Advisor Variable Annuity Contract (the "Contract"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus.


Cover page:  Replace the second paragraph with the following:

    The Contract currently offers 30 investment alternatives ("investment alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 27 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life Insurance Company Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following mutual fund portfolios ("Funds") of Putnam Variable Trust:

        ---------------------------------------------------------- -----------------------------------------------------
        Putnam VT American Government Income Fund                  Putnam VT International New Opportunities Fund
        Putnam VT Asia Pacific Growth Fund                         Putnam VT Investors Fund
        Putnam VT Capital Appreciation Fund                        Putnam VT Money Market Fund
        Putnam VT Diversified Income Fund                          Putnam VT New Opportunities Fund
        Putnam VT The George Putnam Fund of Boston                 Putnam VT New Value Fund
        Putnam VT Global Asset Allocation Fund                     Putnam VT OTC & Emerging Growth Fund
        Putnam VT Global Growth Fund                               Putnam VT Research Fund
        Putnam VT Growth and Income Fund                           Putnam VT Small Cap Value Fund
        Putnam VT Growth Opportunities Fund                        Putnam VT Technology Fund
        Putnam VT Health Sciences Fund                             Putnam VT Utilities Growth and Income Fund
        Putnam VT High Yield Fund                                  Putnam VT Vista Fund
        Putnam VT Income Fund                                      Putnam VT Voyager Fund
        Putnam VT International Growth Fund                        Putnam VT Voyager Fund II
        Putnam VT International Growth and Income Fund
        ---------------------------------------------------------- -----------------------------------------------------

Change all  references  throughout the  prospectus to the  availability  of "25"
Variable Sub-Accounts to "27" Variable Sub-Accounts, and "28" investment alternatives to "30" investment alternatives.

Page #8: Insert the following to the chart describing Fund Annual Expenses:

---------------------------------------------------- -------------- --------------- -------------- ----------------
                                                      Management                       Other         Total Annual
Fund                                                    Fees          12b-1 Fees      Expenses        Fund Expenses
 ----                                                   ----          ----------     ---------        -------------
Putnam VT Capital Appreciation Fund                     0.65%           0.15%            0.27%            1.07%
Putnam VT Voyager Fund II                               0.70%           0.15%            0.30%            1.15%
------------------------------------------------ -------------- --------------- -------------- ----------------


Page #8: Replace the first sentence of footnote (1) to the chart describing "Fund Annual Expenses" with the following:

         Figures shown in the table are based on the Funds' last fiscal year ended December 31, 1999, except that the figures for the Putnam VT Small Cap Value Fund, which commenced operations on April 30, 1999, the Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund, which commenced operations on January 31, 2000, Putnam VT Technology Fund, which commenced operations on June 14, 2000, and Putnam VT Capital Appreciation Fund and Putnam VT Voyager Fund II, which commenced operations on September 1, 2000, are based on estimates for the Funds' current fiscal year.

Page #9:  Insert the following to Example 1:


Sub-Account                                            1 Year           3 Years
-----------                                            ------           -------
 Putnam Capital Appreciation                             $89               $132
 Putnam Voyager II                                       $89               $132
-------------------------------------------------- ----------------- ----------

Page #10:  Insert the following to Example 2:


Sub-Account                                            1 Year           3 Years
-----------                                            ------           -------
Putnam  Capital Appreciation                             $29               $89
Putnam Voyager II                                        $30               $92
-------------------------------------------------- ----------------- ----------

Page #12: Replace the fourth sentence of the second paragraph under the section entitled "Contract Owner" with the following:

         If  you  select  the  Enhanced  Beneficiary   Protection  Option  or  a
         Retirement Income Guarantee Rider, the maximum age of any owner on the date we issue the Contract rider is 75.

         Insert the following sentence at the end of the first paragraph under the section entitled "Annuitant":

         If  you  select  the  Enhanced  Beneficiary   Protection  Option  or  a
         Retirement Income Guarantee Rider, the maximum age of any Annuitant on the date we issue the Contract rider is 75.

Page #13: Insert the following after the first sentence in the first paragraph under the section entitled "Minimum Purchase Payments":

         We reserve the right to accept a lesser initial purchase payment amount.

Page #15: Insert the following to the table describing the "investment objective" of each Fund:


Fund:                                              Each Fund Seeks:
  Putnam VT Capital Appreciation Fund               Capital appreciation
  Putnam VT Voyager Fund II                         Long-term growth of capital
-------------------------------------------------- ----------------------------


Page #23: For Contracts issued on or after October 2, 2000, replace the first paragraph of "Income Base B" under the section entitled "Retirement Income Guarantee Rider 2" with the following:


         Income  Base  B. On the  Rider  Date,  Income  Base B is  equal  to the
         Contract Value. After the Rider Date, Income Base B, plus any subsequent purchase payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday.



Page #28: Replace the second sentence of the second paragraph of "Distributions" under the section entitled "The Contract" with the following:


         Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments.


B-1: For Contracts issued on or after October 2, 2000, replace the Appendix B with the following:


                                   Appendix B

                 Withdrawal Adjustment Example - Income Benefits

Issue Date:                January 1, 2000
Initial Purchase Payment:  $50,000


                                                                                         Income Benefit Amount

                                                                              --------------------------------------------
                                                                              -------------- -------------- --------------
                                   Beginning                     Contract       Purchase        Maximum
                     Type of       Contract      Transaction    Value After   Payment Value   Anniversary    5% Roll-Up
      Date         Occurrence        Value         Amount       Occurrence                       Value          Value
----------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
     1/1/01         Contract
                   Anniversary      $55,000                       $55,000        $50,000        $55,000        $52,500
----------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
     7/1/01          Partial
                   Withdrawal       $60,000        $15,000        $45,000        $37,500        $41,250        $40,347
----------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value, and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

Purchase Payment Value Income Benefit

Partial Withdrawal Amount

Contract Value Immediately Prior to Partial Withdrawal
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal Withdrawal Adjustment
Adjusted Income Benefit

                                                                              = (a)            $15,000
                                                                              = (b)            $60,000
                                                                              = (c)            $50,000
                                                                          [(a)/(b)]*(c)        $12,500
                                                                                               $37,500

Maximum Anniversary Value Income Benefit

Partial Withdrawal Amount                                                     = (a)            $15,000
Contract Value Immediately Prior to Partial Withdrawal                        = (b)            $60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal        = (c)            $55,000
Withdrawal Adjustment                                                     [(a)/(b)]*(c)        $13,750
Adjusted Income Benefit                                                                        $41,250

5% Roll-Up Value Income Benefit

Partial Withdrawal Amount                                                     = (a)            $15,000
Contract Value Immediately Prior to Partial Withdrawal                        = (b)            $60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal        = (c)            $53,796
(assumes half years worth of interest on $52,500)
Withdrawal Adjustment                                                     [(a)/(b)]*(c)        $13,449
Adjusted Income Benefit                                                                        $40,347

*For purposes of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for the Contracts, net of applicable fees and charges. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


C-2: Replace the first footnote (*) to Appendix C with the following:


     * No Accumulation Unit Values are shown for the Putnam American Government Income and Growth Opportunities Sub-Accounts, because they were offered as of February 4, 2000, the Putnam Technology Sub-Account, which was first offered as of July 17, 2000, and the Putnam Capital Appreciation and Voyager II Sub-Accounts, which were first offered as of October 2, 2000.

                         Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

                    Supplement, dated October 2, 2000, to the
                    Putnam Allstate Advisor Variable Annuity
                  Putnam Allstate Advisor Apex Variable Annuity
        Prospectus dated April 28, 200, as supplemented on July 17, 2000


This supplement amends the April 28 prospectus for the Putnam Allstate Advisor and Putnam Allstate Advisor Apex (formerly known as Putnam Allstate Advisor - A) Variable Annuity Contracts (each, a "Contract"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus.


Cover page:  Replace the third  paragraph with the following:

    Each Contract currently offers several investment alternatives ("investment alternatives"). The investment alternatives include up to 3 fixed account options ("Fixed Account Options"), depending on the Contract, and include 27 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Life Insurance Company Separate Account A ("Variable Account"). Each Variable
    Sub-Account invests exclusively in the Class IB shares of one of the following mutual fund portfolios ("Funds") of Putnam Variable Trust:

        ---------------------------------------------------------- -----------------------------------------------------
        Putnam VT American Government Income Fund                  Putnam VT International New Opportunities Fund
        Putnam VT Asia Pacific Growth Fund                         Putnam VT Investors Fund
        Putnam VT Capital Appreciation Fund                        Putnam VT Money Market Fund
        Putnam VT Diversified Income Fund                          Putnam VT New Opportunities Fund
        Putnam VT The George Putnam Fund of Boston                 Putnam VT New Value Fund
        Putnam VT Global Asset Allocation Fund                     Putnam VT OTC & Emerging Growth Fund
        Putnam VT Global Growth Fund                               Putnam VT Research Fund
        Putnam VT Growth and Income Fund                           Putnam VT Small Cap Value Fund
        Putnam VT Growth Opportunities Fund                        Putnam VT Technology Fund
        Putnam VT Health Sciences Fund                             Putnam VT Utilities Growth and Income Fund
        Putnam VT High Yield Fund                                  Putnam VT Vista Fund
        Putnam VT Income Fund                                      Putnam VT Voyager Fund
        Putnam VT International Growth Fund                        Putnam VT Voyager Fund II
        Putnam VT International Growth and Income Fund
---------------------------------------------------------- -----------------------------------------------------

Change all  references  throughout the  prospectus to the  availability  of "25"
Variable Sub-Accounts to "27" Variable Sub-Accounts, and "28" investment alternatives to "30" investment alternatives.

Page #9: Insert the following to the chart describing "Fund Annual Expenses":


                                                        Management                       Other           Total Annual
  Fund                                                     Fees          12b-1 Fees      Expenses        Fund Expenses
   Putnam VT Capital Appreciation Fund                      0.65%           0.15%          0.27%            1.07%
   Putnam VT Voyager Fund II                                0.70%           0.15%          0.30%            1.15%
---------------------------------------------------- -------------- ----------------- --------------- -----------------

Page #9: Replace the first sentence of footnote (1) to the chart describing "Fund Annual Expenses" with the following:

         Figures shown in the table are based on the Funds' last fiscal year ended December 31, 1999, except that the figures for the Putnam VT Small Cap Value Fund, which commenced operations on April 30, 1999, the Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund, which commenced operations on January 31, 2000, Putnam VT Technology Fund, which commenced operations on June 14, 2000, and Putnam VT Capital Appreciation Fund and Putnam VT Voyager Fund II, which commenced operations on September 1, 2000, are based on estimates for the Funds' current fiscal year.

Page #10:  Insert the following to Example 1:


                           Putnam Allstate Advisor     Putnam Allstate Advisor Apex

Sub-Account                   1 Year    3 Years         1 Year           3 Years
------------                  ------    --------        -------          -------
Putnam Capital Appreciation    $89          $132            $80             $127
Putnam Voyager II              $89          $132            $81             $130



Page #11:  Insert the following to Example 2:


                                   Putnam Allstate Advisor


Sub-Account                          1 Year      3 Years
------------                         ------      -------
Putnam Capital Appreciation           $29           $89
Putnam Voyager II                     $30           $92


Page #13: Replace the fourth sentence of the second paragraph under the section entitled "Contract Owner" with the following:

         If  you  select  the  Enhanced  Beneficiary   Protection  Option  or  a
         Retirement Income Guarantee Rider, the maximum age of any owner on the date we issue the Contract rider is 75.

         Insert the following sentence at the end of the first paragraph under the section entitled "Annuitant":

         If  you  select  the  Enhanced  Beneficiary   Protection  Option  or  a
         Retirement Income Guarantee Rider, the maximum age of any Annuitant on the date we issue the Contract rider is 75.


Page #14: Insert the following after the first sentence in the section entitled "Minimum Purchase Paymens":


         We reserve the right to accept a lesser initial purchase payment amount.

Page #16: Insert the following to the table describing the "investment objective" of each Fund:


Fund:                                              Each Fund Seeks:
Putnam VT Capital Appreciation Fund                Capital appreciation
Putnam VT Voyager Fund II                          Long-term growth of capital
-------------------------------------------- ----------------------------------

Page #26: For Contracts issued on or after October 2, 2000, replace the first paragraph of "Income Base B" under the section entitled "Retirement Income Guarantee Rider 2" with the following:

         Income  Base  B. On the  Rider  Date,  Income  Base B is  equal  to the
         Contract Value. After the Rider Date, Income Base B, plus any subsequent purchase payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday.


Page #30: Replace the second sentence of the second paragraph of "Distribution" under the Section entitled "The Contract" with the following:


         Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments.


B-1: For Contracts issued on or after October 2, 2000, replace Appendix B with the following:


                                   Appendix B

                Withdrawal Adjustment Example - Income Benefits*

Issue Date:       January 1, 2000
Initial Purchase Payment:  $50,000


                                                                                         Income Benefit Amount

                                                                              --------------------------------------------

                                   Beginning                     Contract       Purchase        Maximum
                     Type of       Contract      Transaction    Value After   Payment Value   Anniversary    5% Roll-Up
      Date         Occurrence        Value         Amount       Occurrence                       Value          Value
----------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
     1/1/01         Contract
                   Anniversary      $55,000                       $55,000        $50,000        $55,000        $52,500
----------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------
     7/1/01          Partial
                   Withdrawal       $60,000        $15,000        $45,000        $37,500        $41,250        $40,347
----------------- -------------- -------------- -------------- -------------- -------------- -------------- --------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

Purchase Payment Value Income Benefit

Partial Withdrawal Amount                                                     = (a)            $15,000
Contract Value Immediately Prior to Partial Withdrawal                        = (b)            $60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal        = (c)            $50,000
Withdrawal Adjustment                                                     [(a)/(b)]*(c)        $12,500
Adjusted Income Benefit                                                                        $37,500

Maximum Anniversary Value Income Benefit

Partial Withdrawal Amount                                                     = (a)            $15,000
Contract Value Immediately Prior to Partial Withdrawal                        = (b)            $60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal        = (c)            $55,000
Withdrawal Adjustment                                                     [(a)/(b)]*(c)        $13,750
Adjusted Income Benefit                                                                        $41,250

5% Roll-Up Value Income Benefit

Partial Withdrawal Amount                                                     = (a)            $15,000
Contract Value Immediately Prior to Partial Withdrawal                        = (b)            $60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal        = (c)            $53,796
(assumes half years worth of interest on $52,500)
Withdrawal Adjustment                                                     [(a)/(b)]*(c)        $13,449
Adjusted Income Benefit                                                                        $40,347

*For purposes of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Vales and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. For Putnam Allstate Advisor Apex Contracts, the Purchase Payment Values and 5% Roll-Up Values shown above are based on gross purchase payments (for the Maximum Anniversary Value, please see the prospectus). Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


C-2: Replace the first footnote (*) to Appendix C with the following:


     * No Accumulation Unit Values are shown for the Putnam American Government Income and Growth Opportunities Sub-Accounts, because they were offered as of February 4, 2000, the Putnam Technology Sub-Account, which was first offered as of July 17, 2000, and the Putnam Capital Appreciation and Voyager II Sub-Accounts, which were first offered as of October 2, 2000.

                         Allstate Life Insurance Company
               Allstate Life Insurance Company Separate Account A

                    Supplement, dated October 2, 2000, to the
                       Statement of Additional Information
             dated April 28, 2000, as supplemented on July 17, 2000,
                for the: Putnam Allstate Advisor Variable Annuity
                  Putnam Allstate Advisor Apex Variable Annuity
                  Putnam Allstate Advisor Plus Variable Annuity
               Putnam Allstate Advisor Preferred Variable Annuity


This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Putnam Allstate Advisor, Putnam Allstate Advisor Apex, Putnam Allstate Advisor Plus, and Putnam Allstate Advisor Preferred Variable Annuity Contracts (the "Contracts") offered by Allstate Life Insurance Company ("Allstate"), to add two new Variable Sub-Accounts.

Appendices A, B, C and D:

Please note when reading Appendices A, B, C and D that no performance data is shown for the Putnam Capital Appreciation or Putnam Voyager Fund II Variable Sub-Accounts because they commenced operations on October 2, 2000.

 PART C

                                OTHER INFORMATION

Part C is hereby amended to include the following exhibits:

Item 24(b) Exhibits:

(9) (e) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company

(10)(b)  Consent of Freedman, Levy, Kroll & Simonds





                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 26th day of September, 2000.

               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                                       By: /s/ Michael J. Velotta
                                       -----------------------------------
                                           Michael J. Velotta
                                           Senior Vice President, Secretary and
                                                   General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 26th day of September, 2000.

*/THOMAS J. WILSON, II                   President and Director
----------------------                     (Principal ExecutiveOfficer)
 Thomas J. Wilson, II

/s/Michael J. Velotta                   Senior Vice President, Secretary,
----------------------                      General Counsel and Director
  Michael J. Velotta

*/KEVIN R. SLAWIN                        Senior Vice President and Director
-----------------                            (Principal Financial Officer)
  Kevin R. Slawin

*/SAMUEL J. PILCH                        Controller
-----------------                             (Principal Accounting Officer)
  Samuel H. Pilch

*/CASEY J. SYLLA                         Chief Investment Officer and Director
----------------
  Casey J. Sylla

*/MARLA G. FRIEDMAN                      Senior Vice President and Director
-------------------
  Marla G. Friedman

*/JOHN C. LOUNDS                         Senior Vice President and Director
----------------
  John C. Lounds

*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX

Exhibit             Description

9 (e)               Opinion and Consent of General Counsel

10(b)               Consent of Freedman, Levy, Kroll & Simonds